Long-Term Debt Narrative (Details) (USD $)	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended
	Mar. 31, 2014	Feb. 05, 2014 2012 Credit Facility [Member]	Feb. 05, 2014 2014 Credit Facility [Member]	Mar. 31, 2014 2014 Credit Facility [Member]	Dec. 31, 2013 Line of Credit [Member] 2012 Credit Facility [Member] 30-day LIBOR [Member]	Feb. 05, 2014 Line of Credit [Member] 2014 Credit Facility [Member] 30-day LIBOR [Member]	Feb. 05, 2014 Line of Credit [Member] 2014 Credit Facility [Member] Prime Rate [Member]	Mar. 24, 2014 6.75 senior notes due 2021 [Member] Senior Notes [Member]	Mar. 31, 2014 6.75 senior notes due 2021 [Member] Senior Notes [Member]	Mar. 31, 2014 September 2012 [Member] Notes Payable, Other Payables [Member]	Mar. 31, 2014 January 2012 [Member] Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 200,000,000
Debt Instrument, Interest Rate, Stated Percentage								6.75%
Proceeds from issuance of Senior Notes, net								195,000,000
Net proceeds from Senior Note used to payoff 2014 Credit Facility								153,411,000
Net proceeds from Senior Notes available for general corporate use								41,589,000
Debt Issuance Cost									5,000,000
Senior note, percentage of principal amount for redemption price prior to April 1,2017								100.00%
Senior notes, percentage of notes redeemable with equity proceeds prior to April, 1, 2017								35.00%
Senior note, percentage of principal amount for redemption price using equity proceeds prior to Apr. 1, 2017								106.75%
Senior notes, percentage of principal amount required for redemption price, upon change of control								101.00%
Senior Notes, maximum number of days allowed for issue of identical new notes registered under Securities Act								245 days
Maximum borrowing capacity		205,000,000	160,000,000
Line of credit facility expiration date		Feb. 28, 2015	Feb. 05, 2019
Basis spread on variable rate					2.00%	2.50%	1.50%
Amount outstanding		174,000,000
Remaining borrowing capacity				160,000,000
Line of Credit Facility, Additional Borrowing Capacity With Lender Consent			50,000,000
EBITDA leverage ratio requirement			2.5
Line of credit facility, Additional permitted unsecured debt			500,000,000
Line of credit facility, percentage of foreign subsidiary stock pledged as collateral			65.00%
Line of Credit Facility, Commitment Fee Percentage			0.50%
Proceeds from notes payable	7,541,000			145,870,000
Notes payable										$ 6,134,000	$ 1,407,000